Quarterly Financial Data (Unaudited) (Schedule Of Quarterly Financial Data) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Total revenues	$ 662,877,000	$ 654,116,000	$ 592,848,000	$ 470,842,000	$ 452,587,000	$ 550,075,000	$ 586,177,000	$ 535,842,000
Gross profit	288,697,000	312,923,000	289,403,000	258,163,000	239,860,000	328,174,000	351,547,000	318,497,000
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	19,481,000	48,953,000	40,575,000	(47,401,000)	10,596,000	91,680,000	80,688,000	58,660,000	61,608,000	241,624,000	(50,871,000)
Discontinued operations, net of tax	(72,724,000)	(301,002,000)	(20,189,000)	(385,877,000)	(772,339,000)	(37,065,000)	(32,577,000)	(32,057,000)	(783,326,000)	(926,963,000)	(689,466,000)
Net loss attributable to Endo International plc ordinary shareholders	(53,483,000)	(252,084,000)	21,160,000	(436,912,000)	(775,910,000)	40,223,000	34,999,000	15,349,000	(721,319,000)	(685,339,000)	(740,337,000)
Continuing operations, basic (usd per share)	$ 0.13	$ 0.32	$ 0.27	$ (0.37)	$ 0.09	$ 0.80	$ 0.72	$ 0.53	$ 0.42	$ 2.13	$ (0.44)
Discontinued operations, basic (usd per share)	$ (0.48)	$ (1.96)	$ (0.13)	$ (3.04)	$ (6.83)	$ (0.45)	$ (0.41)	$ (0.39)	$ (5.33)	$ (8.18)	$ (5.96)
Basic (usd per share)	$ (0.35)	$ (1.64)	$ 0.14	$ (3.41)	$ (6.74)	$ 0.35	$ 0.31	$ 0.14	$ (4.91)	$ (6.05)	$ (6.40)
Continuing operations, diluted (usd per share)	$ 0.12	$ 0.31	$ 0.25	$ (0.37)	$ 0.08	$ 0.76	$ 0.69	$ 0.52	$ 0.40	$ 2.02	$ (0.44)
Discontinued operations, diluted (usd per share)	$ (0.46)	$ (1.90)	$ (0.12)	$ (3.04)	$ (6.11)	$ (0.43)	$ (0.39)	$ (0.38)	$ (5.00)	$ (7.74)	$ (5.96)
Diluted (usd per share)	$ (0.34)	$ (1.59)	$ 0.13	$ (3.41)	$ (6.03)	$ 0.33	$ 0.30	$ 0.14	$ (4.60)	$ (5.72)	$ (6.40)
Weighted average shares—Basic (shares)	153,772	153,309	152,368	128,135	115,105	114,327	112,531	111,216	146,896	113,295	115,719
Weighted average shares—Diluted (shares)	159,213	158,975	163,369	128,135	128,644	120,261	117,221	113,189	156,730	119,829	115,719
Inventory Step Up Cost	25,500,000	17,400,000	19,100,000	3,600,000					65,582,000	0	880,000
Revenue Recognition, Milestone Method, Revenue Recognized	16,800,000	13,400,000	10,400,000	11,200,000	18,600,000	3,100,000	5,400,000	2,600,000
Business Combination, Acquisition Related Costs	9,800,000	2,700,000	19,600,000	45,300,000	4,100,000	1,500,000	1,600,000	500,000	77,384,000	7,614,000	18,432,000
Asset impairment charges	22,500,000				27,300,000	800,000	2,800,000	1,100,000	22,542,000	32,011,000	72,551,000
Amortization of Intangible Assets	70,900,000	55,400,000	52,800,000	39,700,000	26,500,000	29,500,000	35,600,000	32,000,000	218,712,000	123,547,000	146,898,000
Severance costs	8,700,000	7,500,000	11,400,000	(1,900,000)	15,300,000	20,800,000	41,600,000	13,700,000	14,400,000	35,200,000	20,000,000
Legal Fees	35,000,000	3,100,000	4,000,000		9,000,000	(14,600,000)	(16,500,000)	(18,800,000)
Branded prescription drug fee		25,000,000							16,336,000	12,060,000	6,108,000
Excise and Sales Taxes		(1,000,000)	(4,700,000)	60,000,000
Intangible Asset Amortization And Inventory Step-Up	$ 9,200,000